STATUTORY RESERVES	12 Months Ended
Dec. 31, 2011
STATUTORY RESERVES
18.	STATUTORY RESERVES

As stipulated by the relevant law and regulations in the PRC, the Group's subsidiaries in the PRC are required to maintain non-distributable statutory surplus reserve. Appropriations to the statutory surplus reserve are required to be made at not less than 10% of profit after taxes as reported in the subsidiaries' statutory financial statements prepared under the PRC GAAP. Once appropriated, these amounts are not available for future distribution to owners or shareholders. Once the general reserve is accumulated to 50% of the subsidiaries' registered capital, the subsidiaries can choose not to provide more reserves. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production and increase in registered capital of the subsidiaries. Amounts contributed to the statutory reserve were $759 and $378 for the years ended December 31, 2010 and 2011, respectively.